UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	17,785	$3,145,455
Northrop Grumman Corp.	15,146	3,602,325
Textron, Inc.	11,648	554,328
United Technologies Corp.	33,319	3,738,725

		$11,040,833

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	6,614	$511,196
United Parcel Service, Inc., Class B	862	92,493

		$603,689

Airlines — 0.6%
American Airlines Group, Inc.	6,381	$269,916
Southwest Airlines Co.	36,616	1,968,476

		$2,238,392

Auto Components — 0.4%
Dana, Inc.	27,328	$527,704
Goodyear Tire & Rubber Co. (The)	3,713	133,668
Lear Corp.	7,250	1,026,455

		$1,687,827

Banks — 6.9%
Bank of America Corp.	96,896	$2,285,777
Citigroup, Inc.	95,907	5,737,157
Fifth Third Bancorp	57,446	1,459,128
JPMorgan Chase & Co.	85,013	7,467,542
KeyCorp	85,122	1,513,469
M&T Bank Corp.	5,096	788,504
PNC Financial Services Group, Inc. (The)	16,898	2,031,816
SunTrust Banks, Inc.	5,538	306,251
Wells Fargo & Co.	92,437	5,145,043

		$26,734,687

Beverages — 2.5%
Coca-Cola Co. (The)	122,893	$5,215,579
PepsiCo, Inc.	39,821	4,454,377

		$9,669,956

Biotechnology — 3.2%
AbbVie, Inc.	19,355	$1,261,172
Alexion Pharmaceuticals, Inc.(1)	4,998	605,958
Amgen, Inc.	18,988	3,115,361
Celgene Corp.(1)	38,661	4,810,588
Gilead Sciences, Inc.	38,604	2,621,984
Vertex Pharmaceuticals, Inc.(1)	1,850	202,297

		$12,617,360

Security	Shares	Value
Building Products — 0.2%
Johnson Controls International PLC	14,464	$609,224

		$609,224

Capital Markets — 1.9%
Invesco, Ltd.	38,480	$1,178,642
Lazard, Ltd., Class A	9,511	437,411
Legg Mason, Inc.	3,441	124,255
S&P Global, Inc.	27,589	3,606,986
State Street Corp.	27,413	2,182,349

		$7,529,643

Chemicals — 2.5%
AdvanSix, Inc.(1)	1,530	$41,800
Dow Chemical Co. (The)	45,132	2,867,687
E.I. du Pont de Nemours & Co.	43,409	3,487,045
Eastman Chemical Co.	3,608	291,526
Ingevity Corp.(1)	2,787	169,589
Sherwin-Williams Co. (The)	9,183	2,848,475

		$9,706,122

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	4,649	$339,005

		$339,005

Communications Equipment — 1.0%
Brocade Communications Systems, Inc.	42,403	$529,189
Cisco Systems, Inc.	101,490	3,430,362

		$3,959,551

Consumer Finance — 1.2%
American Express Co.	23,394	$1,850,699
Discover Financial Services	40,754	2,787,166

		$4,637,865

Containers & Packaging — 0.5%
Avery Dennison Corp.	15,307	$1,233,744
WestRock Co.	16,727	870,306

		$2,104,050

Distributors — 0.6%
Genuine Parts Co.	27,494	$2,540,721

		$2,540,721

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	26,765	$4,461,190

		$4,461,190

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	132,177	$5,491,954
Level 3 Communications, Inc.(1)	6,823	390,412
Verizon Communications, Inc.	39,296	1,915,680

		$7,798,046

Electric Utilities — 1.4%
Duke Energy Corp.	23,843	$1,955,364
Edison International	20,090	1,599,365
Exelon Corp.	5,174	186,161
Pinnacle West Capital Corp.	7,168	597,668

Security	Shares	Value
Southern Co. (The)	9,121	$454,043
Xcel Energy, Inc.	12,009	533,800

		$5,326,401

Electrical Equipment — 0.5%
Emerson Electric Co.	32,303	$1,933,658

		$1,933,658

Energy Equipment & Services — 1.2%
Halliburton Co.	30,502	$1,501,003
Schlumberger, Ltd.	39,317	3,070,658

		$4,571,661

Equity Real Estate Investment Trusts (REITs) — 2.1%
Apartment Investment & Management Co., Class A	12,428	$551,182
AvalonBay Communities, Inc.	11,002	2,019,967
Equity Residential	16,427	1,022,088
Host Hotels & Resorts, Inc.	58,590	1,093,289
Kimco Realty Corp.	78,276	1,729,117
ProLogis, Inc.	22,296	1,156,716
Realty Income Corp.	4,920	292,888
Simon Property Group, Inc.	1,521	261,658

		$8,126,905

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	802	$134,487
CVS Health Corp.	47,515	3,729,928
Wal-Mart Stores, Inc.	1,859	133,997

		$3,998,412

Food Products — 1.7%
Kellogg Co.	14,423	$1,047,254
Kraft Heinz Co. (The)	20,976	1,904,831
Mondelez International, Inc., Class A	46,954	2,022,778
Tyson Foods, Inc., Class A	28,696	1,770,830

		$6,745,693

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	83,518	$3,709,034
Baxter International, Inc.	37,878	1,964,353
Stryker Corp.	26,801	3,528,352
Zimmer Biomet Holdings, Inc.	4,721	576,481

		$9,778,220

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	2,394	$211,869
Centene Corp.(1)	7,212	513,927
UnitedHealth Group, Inc.	36,178	5,933,554
VCA, Inc.(1)	11,050	1,011,075

		$7,670,425

Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	12,488	$1,176,120
Marriott Vacations Worldwide Corp.	2,064	206,256
McDonald’s Corp.	25,653	3,324,885
Wyndham Worldwide Corp.	11,235	946,998

		$5,654,259

Household Durables — 1.1%
Leggett & Platt, Inc.	11,383	$572,792

Security	Shares	Value
Lennar Corp., Class A	18,642	$954,284
Newell Brands, Inc.	61,788	2,914,540

		$4,441,616

Household Products — 1.6%
Clorox Co. (The)	6,843	$922,642
Kimberly-Clark Corp.	19,850	2,612,856
Procter & Gamble Co. (The)	30,277	2,720,388

		$6,255,886

Industrial Conglomerates — 3.3%
3M Co.	21,663	$4,144,782
General Electric Co.	126,568	3,771,726
Honeywell International, Inc.	38,263	4,777,901

		$12,694,409

Insurance — 4.3%
Allstate Corp. (The)	43,174	$3,518,249
AmTrust Financial Services, Inc.	6,090	112,422
Chubb, Ltd.	7,584	1,033,320
Cincinnati Financial Corp.	18,908	1,366,481
Lincoln National Corp.	45,091	2,951,206
Marsh & McLennan Cos., Inc.	49,000	3,620,610
MetLife, Inc.	6,849	361,764
Principal Financial Group, Inc.	29,001	1,830,253
Prudential Financial, Inc.	14,482	1,544,940
Travelers Cos., Inc. (The)	3,902	470,347

		$16,809,592

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	5,154	$4,569,227
Netflix, Inc.(1)	4,333	640,461
Priceline Group, Inc. (The)(1)	1,797	3,198,606
Shutterfly, Inc.(1)	19,125	923,546

		$9,331,840

Internet Software & Services — 5.2%
Alphabet, Inc., Class A(1)	7,805	$6,617,079
Alphabet, Inc., Class C(1)	7,534	6,249,905
Facebook, Inc., Class A(1)	36,074	5,124,312
VeriSign, Inc.(1)	27,256	2,374,270

		$20,365,566

IT Services — 3.3%
Fidelity National Information Services, Inc.	26,132	$2,080,630
International Business Machines Corp.	25,768	4,487,240
Mastercard, Inc., Class A	44,740	5,031,908
Visa, Inc., Class A	13,804	1,226,761

		$12,826,539

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	25,979	$3,990,374

		$3,990,374

Machinery — 0.9%
Caterpillar, Inc.	2,706	$251,008

Security	Shares	Value
Dover Corp.	6,336	$509,098
Pentair PLC	5,479	343,972
Snap-on, Inc.	6,380	1,076,115
Stanley Black & Decker, Inc.	8,690	1,154,640

		$3,334,833

Media — 3.5%
Comcast Corp., Class A	156,000	$5,864,040
Time Warner, Inc.	15,261	1,491,152
Walt Disney Co. (The)	54,115	6,136,100

		$13,491,292

Metals & Mining — 0.5%
Newmont Mining Corp.	8,457	$278,743
Nucor Corp.	25,287	1,510,139

		$1,788,882

Multi-Utilities — 1.9%
Centerpoint Energy, Inc.	14,223	$392,128
CMS Energy Corp.	65,445	2,928,009
Dominion Resources, Inc.	1,997	154,907
DTE Energy Co.	10,342	1,056,022
NiSource, Inc.	49,999	1,189,476
Public Service Enterprise Group, Inc.	34,219	1,517,613

		$7,238,155

Multiline Retail — 0.8%
Kohl’s Corp.	31,000	$1,234,110
Macy’s, Inc.	48,228	1,429,478
Nordstrom, Inc.	6,280	292,459

		$2,956,047

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	61,930	$6,649,424
EOG Resources, Inc.	25,247	2,462,845
Exxon Mobil Corp.	56,239	4,612,160
Kinder Morgan, Inc.	4,268	92,786
Newfield Exploration Co.(1)	74,168	2,737,541
Phillips 66	24,334	1,927,740
Tesoro Corp.	19,643	1,592,262
Williams Cos., Inc. (The)	68,677	2,032,152

		$22,106,910

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$282,012

		$282,012

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	70,886	$3,854,781
Johnson & Johnson	51,433	6,405,980
Merck & Co., Inc.	86,490	5,495,575
Pfizer, Inc.	119,192	4,077,558

		$19,833,894

Professional Services — 0.2%
ManpowerGroup, Inc.	1,193	$122,366
Robert Half International, Inc.	13,943	680,837

		$803,203

Security	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	8,158	$283,817

		$283,817

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	3,521	$323,016
Kansas City Southern	11,539	989,585
Norfolk Southern Corp.	27,357	3,063,163

		$4,375,764

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	16,160	$1,324,312
Applied Materials, Inc.	15,313	595,676
Broadcom, Ltd.	10,319	2,259,448
Intel Corp.	49,395	1,781,678
KLA-Tencor Corp.	1,708	162,379
NVIDIA Corp.	24,772	2,698,414
QUALCOMM, Inc.	53,656	3,076,635
Teradyne, Inc.	32,470	1,009,817

		$12,908,359

Software — 4.5%
Microsoft Corp.	193,041	$12,713,680
Oracle Corp.	103,117	4,600,050
salesforce.com, Inc.(1)	1,398	115,321

		$17,429,051

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	3,365	$498,895
Home Depot, Inc. (The)	43,367	6,367,577
Tiffany & Co.	14,641	1,395,287

		$8,261,759

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	121,697	$17,482,991

		$17,482,991

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	10,331	$426,980
NIKE, Inc., Class B	30,243	1,685,443

		$2,112,423

Tobacco — 1.7%
Altria Group, Inc.	10,537	$752,553
Philip Morris International, Inc.	51,588	5,824,285
Reynolds American, Inc.	1,374	86,589

		$6,663,427

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$519,120

		$519,120

Total Common Stocks — 100.3% (identified cost $146,083,853)		$390,671,556

Call Options Written — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	130	$2,385	4/3/17	$(2,275)
S&P 500 Index	130	2,375	4/5/17	(31,200)
S&P 500 Index	130	2,380	4/7/17	(36,725)
S&P 500 Index	135	2,380	4/10/17	(51,300)
S&P 500 Index	130	2,380	4/12/17	(70,850)
S&P 500 Index	130	2,390	4/13/17	(46,150)
S&P 500 Index	130	2,380	4/17/17	(96,200)
S&P 500 Index	135	2,355	4/19/17	(298,350)
S&P 500 Index	130	2,365	4/21/17	(226,850)
S&P 500 Index	130	2,350	4/24/17	(403,000)
S&P 500 Index	135	2,365	4/26/17	(307,125)
S&P 500 Index	130	2,365	4/28/17	(311,350)

Total Call Options Written (premiums received $3,104,218)				$(1,881,375)

Other Assets, Less Liabilities — 0.2%				$772,567

Net Assets — 100.0%				$389,562,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

Written options activity for the fiscal year to date ended March 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,630	$3,229,547
Options written	5,190	10,213,424
Options terminated in closing purchase transactions	(3,510)	(6,896,762)
Options exercised	(405)	(707,758)
Options expired	(1,330)	(2,734,233)

Outstanding, end of period	1,575	$3,104,218

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,881,375.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$145,961,004

Gross unrealized appreciation	$244,712,234
Gross unrealized depreciation	(1,682)

Net unrealized appreciation	$244,710,552

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$390,671,556 *	$—	$—	$390,671,556
Total Investments	$390,671,556	$—	$—	$390,671,556

Liability Description
Call Options Written	$(1,881,375)	$—	$—	$(1,881,375)
Total	$(1,881,375)	$—	$—	$(1,881,375)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017